Fair Value Measurements (Tables) - 890 5TH AVENUE PARTNERS, INC.	9 Months Ended
Sep. 30, 2021
Schedule of Company's assets that are measured at fair value on a recurring basis

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury securities	$287,510,994	$—	$—	$287,510,994
Liabilities:
Working capital loan - related party	$—	$—	$1,000,000	$1,000,000
Warrant liabilities - public warrants	$11,883,333	$—	$—	$11,883,333
Warrant liabilities - private warrants	$—	$—	$331,109	$331,109

Schedule of change in the fair value of the Level 3 warrant liabilities

Warrant liabilities at January 1, 2021	$—
Issuance of public and private warrants	11,407,475
Public warrants transfer to Level 1	(11,116,667)
Change in fair value of warrant liabilities	(63,958)
Warrant liabilities at March 31, 2021	226,850
Change in fair value of warrant liabilities	118,017
Warrant liabilities at June 30, 2021	344,867
Change in fair value of warrant liabilities	(13,758)
Warrant liabilities at September 30, 2021	$331,109

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	September 30, 2021	January 14, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.91	$10.00
Term (in years)	5.17	5.00
Volatility	18.90%	18.00%
Risk-free interest rate	1.01%	0.82%
Dividend yield	—	—